FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying amount [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	$ 8,210	$ 4,897
Carrying amount [Member] | Less than 1 month [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	6,599	3,794
Carrying amount [Member] | 1 to 3 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	766	852
Carrying amount [Member] | 4 to 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	811	251
Carrying amount [Member] | Over 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	34	0
Gross impairment [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	0	0
Gross impairment [Member] | Less than 1 month [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	0	0
Gross impairment [Member] | 1 to 3 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	0	0
Gross impairment [Member] | 4 to 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	0	0
Gross impairment [Member] | Over 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Accounts and other receivables	$ 0	$ 0